UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: December 31, 2014

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments
As of December 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (98.5%)[1]
Consumer Discretionary (16.1%)
	Home Depot Inc.	1,361,517	142,918
	Comcast Corp. Class A	1,816,832	105,394
*	O'Reilly Automotive Inc.	506,462	97,555
*	Priceline Group Inc.	80,944	92,293
	NIKE Inc. Class B	866,958	83,358
	Lowe's Cos. Inc.	1,158,004	79,671
*	Amazon.com Inc.	224,428	69,651
	TJX Cos. Inc.	962,274	65,993
	Wyndham Worldwide Corp.	735,648	63,089
*	Netflix Inc.	164,578	56,221
	Marriott International Inc. Class A	714,993	55,791
	Starbucks Corp.	567,558	46,568
	Inditex SA ADR	2,946,288	41,837
	Advance Auto Parts Inc.	255,070	40,628
	PulteGroup Inc.	1,878,137	40,305
*	LKQ Corp.	1,421,318	39,967
*	Chipotle Mexican Grill Inc. Class A	57,942	39,662
	Expedia Inc.	431,851	36,863
*	DIRECTV	400,480	34,722
*	Tesla Motors Inc.	151,438	33,681
	Walt Disney Co.	319,700	30,113
	Starwood Hotels & Resorts Worldwide Inc.	351,390	28,487
	VF Corp.	324,364	24,295
	Scripps Networks Interactive Inc. Class A	305,275	22,978
	Wynn Resorts Ltd.	151,788	22,580
	Ross Stores Inc.	208,300	19,634
	Tractor Supply Co.	234,930	18,517
	Harley-Davidson Inc.	279,715	18,436
*	Urban Outfitters Inc.	519,085	18,235
*	Ulta Salon Cosmetics & Fragrance Inc.	138,940	17,762
	DSW Inc. Class A	432,335	16,126
*	Discovery Communications Inc. Class A	468,090	16,126
*	CarMax Inc.	237,505	15,813
*	Discovery Communications Inc.	466,990	15,747
	BorgWarner Inc.	270,060	14,840
	L Brands Inc.	168,600	14,592
*	Jarden Corp.	302,747	14,496
•	Brunswick Corp.	281,029	14,406
*	IMAX Corp.	380,622	11,761
	Hanesbrands Inc.	103,065	11,504
	Wolverine World Wide Inc.	385,045	11,347
	Harman International Industries Inc.	104,170	11,116
	Time Warner Inc.	122,900	10,498
	GNC Holdings Inc. Class A	208,350	9,784
	Service Corp. International	424,275	9,631
*	Bright Horizons Family Solutions Inc.	198,870	9,349
*	AutoZone Inc.	15,000	9,287
*	NVR Inc.	6,600	8,417
	Dunkin' Brands Group Inc.	193,673	8,260

	Cablevision Systems Corp. Class A	398,700	8,229
	Macy's Inc.	123,700	8,133
	Comcast Corp.	138,000	7,944
*	lululemon athletica Inc.	139,254	7,769
	Whirlpool Corp.	39,200	7,595
	Tiffany & Co.	69,510	7,428
	Delphi Automotive plc	90,600	6,588
*	Liberty Global plc	129,601	6,261
*	MGM Resorts International	283,095	6,053
	Twenty-First Century Fox Inc. Class A	96,700	3,714
*	Liberty Global plc Class A	72,700	3,650
	Las Vegas Sands Corp.	50,200	2,920
	Omnicom Group Inc.	23,100	1,790
			1,798,378
Consumer Staples (4.8%)
	Costco Wholesale Corp.	851,361	120,680
	CVS Health Corp.	736,892	70,970
*	Monster Beverage Corp.	531,667	57,606
	Mondelez International Inc. Class A	1,570,326	57,042
	Anheuser-Busch InBev NV ADR	439,856	49,405
	Philip Morris International Inc.	505,182	41,147
	Keurig Green Mountain Inc.	189,919	25,144
	PepsiCo Inc.	158,600	14,997
*	United Natural Foods Inc.	192,100	14,854
*	Hain Celestial Group Inc.	246,865	14,390
	Herbalife Ltd.	332,960	12,553
	Brown-Forman Corp. Class B	138,579	12,173
	Kroger Co.	168,800	10,839
*	Rite Aid Corp.	1,277,100	9,604
	Clorox Co.	82,500	8,597
	Mead Johnson Nutrition Co.	73,600	7,400
*,^ Pilgrim's Pride Corp.		225,300	7,388
	Colgate-Palmolive Co.	25,900	1,792
*	Walgreens Boots Alliance Inc.	21,700	1,653
	Coca-Cola Co.	13,000	549
			538,783
Energy (3.0%)
	Schlumberger Ltd.	663,670	56,684
	Cabot Oil & Gas Corp.	1,506,559	44,609
	Devon Energy Corp.	506,098	30,978
	Baker Hughes Inc.	516,920	28,984
	Apache Corp.	352,858	22,113
	National Oilwell Varco Inc.	326,230	21,378
	Anadarko Petroleum Corp.	165,100	13,621
*	Carrizo Oil & Gas Inc.	327,260	13,614
	EOG Resources Inc.	145,300	13,378
*	Southwestern Energy Co.	341,770	9,327
*	Continental Resources Inc.	223,400	8,570
*	Cameron International Corp.	165,020	8,243
	Tesoro Corp.	109,500	8,141
	Valero Energy Corp.	160,600	7,950
*	Weatherford International plc	647,640	7,415
	Core Laboratories NV	56,245	6,768
*	Gulfport Energy Corp.	157,455	6,572
	SM Energy Co.	128,500	4,957
	Superior Energy Services Inc.	240,685	4,850

Nabors Industries Ltd.	369,000	4,790
* EP Energy Corp. Class A	359,300	3,751
Halliburton Co.	94,600	3,721
Kinder Morgan Inc.	60,500	2,560
		332,974
Financials (5.0%)
American Express Co.	1,011,014	94,065
Morgan Stanley	1,697,431	65,860
Bank of America Corp.	2,856,723	51,107
Public Storage	158,899	29,372
Intercontinental Exchange Inc.	118,022	25,881
Raymond James Financial Inc.	419,947	24,059
Waddell & Reed Financial Inc. Class A	448,650	22,352
T. Rowe Price Group Inc.	240,865	20,681
American Tower Corporation	195,345	19,310
Aon plc	199,700	18,938
* Affiliated Managers Group Inc.	83,265	17,672
* Berkshire Hathaway Inc. Class B	105,900	15,901
Citigroup Inc.	286,200	15,486
Itau Unibanco Holding SA ADR	1,109,381	14,433
* Signature Bank	110,418	13,908
* E*TRADE Financial Corp.	528,974	12,830
JPMorgan Chase & Co.	179,683	11,245
Ameriprise Financial Inc.	77,800	10,289
Arthur J Gallagher & Co.	217,480	10,239
Discover Financial Services	143,500	9,398
Simon Property Group Inc.	47,500	8,650
* SVB Financial Group	68,657	7,969
Allied World Assurance Co. Holdings AG	172,900	6,556
Health Care REIT Inc.	86,000	6,508
WisdomTree Investments Inc.	413,138	6,476
General Growth Properties Inc.	200,500	5,640
Ventas Inc.	65,600	4,703
Apartment Investment & Management Co. Class A	85,200	3,165
* Synchrony Financial	72,800	2,166
Moody's Corp.	5,700	546
Crown Castle International Corp.	5,600	441
		555,846
Health Care (19.6%)
* Gilead Sciences Inc.	1,946,651	183,491
* Celgene Corp.	1,131,887	126,613
* Biogen Idec Inc.	369,841	125,542
Bristol-Myers Squibb Co.	2,015,051	118,948
* Vertex Pharmaceuticals Inc.	876,353	104,111
Amgen Inc.	606,891	96,672
Merck & Co. Inc.	1,546,179	87,807
Eli Lilly & Co.	1,091,388	75,295
CR Bard Inc.	442,450	73,721
* BioMarin Pharmaceutical Inc.	804,851	72,759
Aetna Inc.	734,712	65,264
Johnson & Johnson	594,344	62,151
* Illumina Inc.	332,924	61,451
Medtronic Inc.	850,627	61,415
* Alexion Pharmaceuticals Inc.	318,881	59,003
* Actavis plc	198,033	50,976
Becton Dickinson and Co.	345,368	48,061

Zimmer Holdings Inc.	398,976	45,252
Perrigo Co. plc	263,252	44,005
Allergan Inc.	198,250	42,146
Novo Nordisk A/S ADR	825,608	34,940
Cooper Cos. Inc.	210,793	34,167
* HCA Holdings Inc.	444,033	32,588
Shire plc ADR	152,245	32,358
AstraZeneca plc ADR	441,375	31,064
Thermo Fisher Scientific Inc.	187,035	23,434
* Mylan Inc.	397,700	22,418
* Cerner Corp.	337,343	21,813
AbbVie Inc.	333,000	21,791
* Alkermes plc	370,970	21,724
* Salix Pharmaceuticals Ltd.	183,187	21,055
Zoetis Inc.	488,650	21,027
* Centene Corp.	199,500	20,718
Humana Inc.	132,191	18,987
* Incyte Corp.	254,700	18,621
ResMed Inc.	318,895	17,877
* Express Scripts Holding Co.	203,455	17,227
Agilent Technologies Inc.	416,211	17,040
* Medivation Inc.	156,068	15,546
* MEDNAX Inc.	220,482	14,576
* Mallinckrodt plc	142,920	14,153
Cigna Corp.	113,300	11,660
* Edwards Lifesciences Corp.	76,800	9,783
Cardinal Health Inc.	118,300	9,550
* Mettler-Toledo International Inc.	31,500	9,527
* Boston Scientific Corp.	690,600	9,150
* Align Technology Inc.	157,575	8,810
* Quintiles Transnational Holdings Inc.	146,800	8,642
* Catamaran Corp.	162,890	8,430
* Hospira Inc.	128,800	7,889
UnitedHealth Group Inc.	58,800	5,944
* Allscripts Healthcare Solutions Inc.	379,300	4,844
AmerisourceBergen Corp. Class A	31,500	2,840
* Charles River Laboratories International Inc.	42,000	2,673
Abbott Laboratories	53,800	2,422
* IDEXX Laboratories Inc.	11,000	1,631
* Premier Inc. Class A	40,500	1,358
* Intuitive Surgical Inc.	800	423
		2,183,383
Industrials (9.5%)
Boeing Co.	893,481	116,135
United Parcel Service Inc. Class B	689,755	76,680
Honeywell International Inc.	667,495	66,696
Canadian Pacific Railway Ltd.	284,732	54,865
TransDigm Group Inc.	272,685	53,542
Illinois Tool Works Inc.	483,532	45,790
Danaher Corp.	518,914	44,476
* IHS Inc. Class A	264,457	30,116
3M Co.	176,449	28,994
* Stericycle Inc.	205,105	26,885
American Airlines Group Inc.	480,700	25,780
Union Pacific Corp.	195,900	23,338
JB Hunt Transport Services Inc.	271,048	22,836
Rockwell Automation Inc.	189,761	21,101

Wabtec Corp.	241,096	20,949
Pentair plc	296,920	19,721
* United Rentals Inc.	189,095	19,290
* Spirit Airlines Inc.	234,524	17,725
Watsco Inc.	165,060	17,661
Fastenal Co.	362,025	17,218
AMETEK Inc.	317,593	16,715
Lockheed Martin Corp.	80,900	15,579
MSC Industrial Direct Co. Inc. Class A	163,680	13,299
* Hertz Global Holdings Inc.	522,880	13,041
* Copart Inc.	350,663	12,796
Carlisle Cos. Inc.	140,045	12,638
Southwest Airlines Co.	296,500	12,548
* United Continental Holdings Inc.	183,800	12,294
Acuity Brands Inc.	86,925	12,176
Roper Industries Inc.	72,369	11,315
Chicago Bridge & Iron Co. NV	267,780	11,241
Caterpillar Inc.	119,900	10,974
Snap-on Inc.	78,810	10,776
PACCAR Inc.	145,000	9,861
Flowserve Corp.	162,795	9,740
* Armstrong World Industries Inc.	188,595	9,641
Alaska Air Group Inc.	160,800	9,609
Pall Corp.	88,192	8,926
Masco Corp.	352,500	8,883
Cintas Corp.	113,200	8,879
Expeditors International of Washington Inc.	196,245	8,755
KAR Auction Services Inc.	252,540	8,751
* Spirit AeroSystems Holdings Inc. Class A	182,800	7,868
* Quanta Services Inc.	252,975	7,182
Dover Corp.	95,400	6,842
* MasTec Inc.	288,629	6,526
* B/E Aerospace Inc.	107,873	6,259
* Kirby Corp.	76,267	6,158
* Tyco International plc	128,800	5,649
* WESCO International Inc.	71,157	5,423
* Verisk Analytics Inc. Class A	76,830	4,921
Robert Half International Inc.	46,200	2,697
FedEx Corp.	13,900	2,414
Textron Inc.	34,500	1,453
CH Robinson Worldwide Inc.	10,800	809
		1,062,436
Information Technology (35.3%)
Apple Inc.	5,451,590	601,747
Microsoft Corp.	5,481,334	254,608
Oracle Corp.	4,655,910	209,376
* Facebook Inc. Class A	2,584,654	201,655
* Google Inc. Class C	356,556	187,691
QUALCOMM Inc.	1,651,402	122,749
MasterCard Inc. Class A	1,308,919	112,776
Cisco Systems Inc.	3,932,500	109,382
* Alibaba Group Holding Ltd. ADR	1,043,914	108,504
* F5 Networks Inc.	820,112	106,996
Altera Corp.	2,854,885	105,459
* Alliance Data Systems Corp.	326,694	93,451
Visa Inc. Class A	349,780	91,712
SanDisk Corp.	772,119	75,652

*	Google Inc. Class A	141,983	75,345
	Intuit Inc.	738,709	68,102
	NetApp Inc.	1,478,097	61,267
*	Check Point Software Technologies Ltd.	753,118	59,172
	Western Digital Corp.	525,677	58,192
*	LinkedIn Corp. Class A	247,209	56,786
*	salesforce.com inc	893,777	53,010
	Broadcom Corp. Class A	1,207,788	52,333
	Maxim Integrated Products Inc.	1,593,613	50,788
	Paychex Inc.	964,997	44,554
*	Red Hat Inc.	606,997	41,968
*	Twitter Inc.	1,163,389	41,731
*	Adobe Systems Inc.	563,320	40,953
*	Workday Inc. Class A	500,085	40,812
*	Electronic Arts Inc.	850,745	39,998
*	Cognizant Technology Solutions Corp. Class A	726,020	38,232
	Linear Technology Corp.	809,612	36,918
	Amphenol Corp. Class A	680,520	36,619
	Skyworks Solutions Inc.	487,223	35,426
	Intel Corp.	927,043	33,642
	Xilinx Inc.	734,534	31,798
	Microchip Technology Inc.	703,946	31,755
	Activision Blizzard Inc.	1,463,473	29,489
	KLA-Tencor Corp.	413,942	29,108
	Global Payments Inc.	321,735	25,974
*	Splunk Inc.	432,601	25,502
	Lam Research Corp.	309,694	24,571
*	FleetCor Technologies Inc.	155,806	23,170
*	Yahoo! Inc.	440,527	22,251
*	Gartner Inc.	251,629	21,190
*	NXP Semiconductors NV	272,900	20,850
	Avago Technologies Ltd. Class A	196,000	19,716
*	Cadence Design Systems Inc.	968,667	18,376
	International Business Machines Corp.	112,600	18,066
*	Akamai Technologies Inc.	261,078	16,437
*	Atmel Corp.	1,947,303	16,348
	Accenture plc Class A	180,900	16,156
*,^ FireEye Inc.		510,535	16,123
	Brocade Communications Systems Inc.	1,360,812	16,112
*	Fortinet Inc.	520,351	15,954
*	VeriFone Systems Inc.	415,415	15,453
	SS&C Technologies Holdings Inc.	244,688	14,312
*	Autodesk Inc.	205,320	12,332
*	Informatica Corp.	298,570	11,386
	Fidelity National Information Services Inc.	176,055	10,951
	Marvell Technology Group Ltd.	717,217	10,400
	Jack Henry & Associates Inc.	153,990	9,569
*	Fiserv Inc.	126,500	8,978
*	Freescale Semiconductor Ltd.	343,600	8,669
	IAC/InterActiveCorp	141,048	8,574
	CDW Corp.	243,500	8,564
*	Flextronics International Ltd.	715,300	7,997
*	WEX Inc.	53,696	5,312
*	Yelp Inc. Class A	81,074	4,437
*	VMware Inc. Class A	46,600	3,845
	Texas Instruments Inc.	55,500	2,967
	FactSet Research Systems Inc.	20,900	2,942

* Zynga Inc. Class A	971,300	2,584
* eBay Inc.	29,700	1,667
* LendingClub Corp.	47,641	1,205
EMC Corp.	34,300	1,020
		3,939,716
Materials (2.3%)
Sherwin-Williams Co.	355,684	93,559
Monsanto Co.	342,878	40,964
Ashland Inc.	166,160	19,899
* WR Grace & Co.	161,870	15,441
PPG Industries Inc.	56,191	12,988
Eagle Materials Inc.	163,720	12,448
Alcoa Inc.	659,600	10,415
Worthington Industries Inc.	343,295	10,330
Cytec Industries Inc.	215,800	9,963
Ball Corp.	137,900	9,401
Praxair Inc.	68,560	8,883
PolyOne Corp.	150,275	5,697
Westlake Chemical Corp.	81,800	4,997
US Silica Holdings Inc.	135,437	3,479
		258,464
Other (1.0%)
2 Vanguard Growth ETF	1,044,900	109,077

Telecommunication Services (1.8%)
Verizon Communications Inc.	2,839,244	132,820
* SBA Communications Corp. Class A	469,483	52,000
Cogent Communications Holdings Inc.	285,900	10,118
* Level 3 Communications Inc.	172,300	8,508
		203,446
Utilities (0.1%)
* Calpine Corp.	380,800	8,427

Total Common Stocks (Cost $7,604,563)		10,990,930

Coupon

Temporary Cash Investments (1.9%)1

Money Market Fund (1.8%)
[3,4] Vanguard Market Liquidity Fund	0.126%		204,523,446	204,524

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.0%)
Bank of America Securities, LLC
(Dated 12/31/14, Repurchase Value
$2,100,000, collateralized by U.S. Treasury
Note/Bond 2.625%, 8/15/20, with a value of
$2,142,000)	0.070%	1/2/15	2,100	2,100

U.S. Government and Agency Obligations (0.1%)
[5] Fannie Mae Discount Notes	0.170%	6/17/15	1,600	1,599
[6,7]Federal Home Loan Bank Discount Notes	0.075%-0.100%	2/4/15	4,000	4,000
[6,7]Federal Home Loan Bank Discount Notes	0.070%	3/27/15	100	100

[6,7]Federal Home Loan Bank Discount Notes	0.181%	6/22/15	1,000	999
				6,698
Total Temporary Cash Investments (Cost $213,321)				213,322
Total Investments (100.4%) (Cost $7,817,884)				11,204,252
Other Assets and Liabilities-Net (-0.4%)[4]				(48,350)
Net Assets (100%)				11,155,902

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,978,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.4% and 1.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $6,407,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $5,398,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Morgan Growth Fund

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,990,930	—	—
Temporary Cash Investments	204,524	8,798	—
Futures Contracts—Assets[1]	36	—	—
Futures Contracts—Liabilities[1]	(1,278)	—	—
Total	11,194,212	8,798	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Morgan Growth Fund

At December 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2015	995	102,107	(1,070)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2014, the cost of investment securities for tax purposes was $7,817,884,000. Net unrealized appreciation of investment securities for tax purposes was $3,386,368,000, consisting of unrealized gains of $3,536,032,000 on securities that had risen in value since their purchase and $149,664,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2015

VANGUARD MORGAN GROWTH FUND

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 18, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.